Environmental Provisions	12 Months Ended
Dec. 31, 2014
Environmental Remediation Obligations [Abstract]
Environmental Provisions

Note 12 - Environmental Provisions

The environmental provisions result from the acquisition of Eurotank Amsterdam B.V. in 2006 and Antwerp Terminals Processing Company N.V. in 2010. Both companies have recognized provisions for soil contamination of the entire premises. The environmental provisions as of December 31, 2014 and December 31, 2013 were as follows:

(in US$ millions)	2014	2013
Antwerp Terminals Processing Company N.V. (Belgium)	5.8	9.5
Eurotank Amsterdam B.V. (The Netherlands)	17.2	20.6

Total provision	23.0	30.1